Annual Total Returns- DWS Money Market Prime Series (ClassACS) [BarChart] - ClassACS - DWS Money Market Prime Series - DWS Cash Investment Trust Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%	0.41%	1.31%	1.61%